Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax benefit related to APB 23 assertion	$ 4,023
Puerto Rico tax rate	30.00%		39.00%
Rate Change	1,743	[1]
LAMAR MEDIA CORP
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax benefit related to APB 23 assertion	4,023
Puerto Rico tax rate	30.00%		39.00%
Rate Change	$ 1,743	[2]

[1]	In 2011, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.
[2]	During the current year, the "Internal Revenue Code for a New Puerto Rico" was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, $1,743 of income tax expense was recorded for the Puerto Rico tax rate change.